Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Common units, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common units, shares issued	122,505,500	122,500,000
Common units, shares outstanding	122,505,500	122,500,000
Trade accounts receivable, net (in Dollars)	$ 836	$ 0
Common units, unlimited units authorized
Inflection Point Acquisition Corp. [Member]
Ordinary share subject to possible redemption	31,588,011
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Common units, shares issued	122,505,500	122,505,500
Common units, shares outstanding	122,500,000	122,500,000
Class A Ordinary Shares | Inflection Point Acquisition Corp. [Member]
Ordinary share subject to possible redemption	31,588,011	31,588,011
Common units, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Common units, shares issued	1,386,989	1,386,989
Common units, shares outstanding	1,386,989	1,386,989
Class B Ordinary Shares | Inflection Point Acquisition Corp. [Member]
Common units, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Common units, shares issued	8,243,750	8,243,750
Common units, shares outstanding	8,243,750	8,243,750